Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Millions	Jul. 12, 2021	Jun. 30, 2021	Dec. 31, 2020
Class A common stock subject to possible redemption		$ 402,510,957	$ 402,501,008
Subsequent Events [Member]
Fair value of alignment shares	$ 110,000,000
Subsequent Events [Member] | Altus [Member]
Date of business acquisition	Jul. 12, 2021
Preferred stock redemption amount	$ 275,000,000
Subsequent Events [Member] | PIPE Subscription Agreement [Member] | Altus [Member]
Date of business acquisition	Jul. 12, 2021
Subsequent Events [Member] | PIPE Subscription Agreement [Member] | Purchase Commitment [Member]
Proceeds from issuance of common stock	$ 70,000,000.0
Proceeds from additional issuance of common stock	$ 150,000,000.0
Subsequent Events [Member] | Common Class A [Member]
Percentage of common stock issued for conversion	8.50%
Common stock increased percentage, issued for conversion	9.50%
Subsequent Events [Member] | Common Class A [Member] | Altus [Member]
Stock issued during period value, business combination	$ 900,000,000
Business combination, share price	$ 10
Subsequent Events [Member] | Common Class A [Member] | Minimum [Member]
Class A common stock subject to possible redemption	$ 100,000,000
Subsequent Events [Member] | Common Class A [Member] | PIPE Subscription Agreement [Member] | Altus [Member]
Business combination, share price	$ 10.00
Business combination aggregate shares of common stock	27.5
Business combination, purchase price	$ 275,000,000.0
Subsequent Events [Member] | Common Class A [Member] | PIPE Subscription Agreement [Member] | Purchase Commitment [Member] | Chief Executive Officer And Director [Member]
Proceeds from issuance of common stock	$ 1,000,000.0
Subsequent Events [Member] | Common Class B [Member]
Common stock terms of conversion	the PubCo Charter caps the total number of shares of Class A common stock that may be issued in such conversion to 8.5% of the total number of issued and outstanding shares of Class A common stock on the closing date of the transactions contemplated by the Business Combination Agreement except that if there are more than $100 million in outstanding redemptions of shares of the Company’s Class A common stock in connection therewith, the 8.5% cap in the foregoing calculation will be increased to 9.5%. Contemporaneously with the execution of the Business Combination Agreement, the holders of Class B common stock will surrender 30% of the shares of Class B common stock held by such holder.
Conversion of common stock shares surrendered percentage	30.00%